Derivative financial instruments - Schedule of Notional Amount of Foreign Exchange (Details) - Forward contracts - Financial Instruments Held For Hedging - Foreign currency exchange risk - EUR (€)
€ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	€ 595,819	€ 481,110
Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	595,819	481,110
Cash flow hedges | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	206,232	203,611
Cash flow hedges | CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	0	8,145
Cash flow hedges | CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	201,153	94,203
Cash flow hedges | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	54,282	36,984
Cash flow hedges | JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	34,749	35,119
Cash flow hedges | HKD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	31,735	59,160
Cash flow hedges | Other
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	€ 67,668	€ 43,888